DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:-	DERIVATIVE INSTRUMENTS

The Company has entered into several foreign currency hedging contracts to protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, are considered highly effective as hedges of these expenses and generally mature within twelve months.

The Company recognized loss related to derivative instruments, within payroll expenses in the condensed interim consolidated statements of income (loss) of $626 and $48 for the six months ended June 30, 2022 and 2021, respectively.

The fair value of derivative instruments in the condensed interim consolidated balance sheets amounted to ($1,747) and $24 as of June 30, 2022 and December 31, 2021, respectively.

The estimated net amount of the existing loss that are reported in accumulated other comprehensive loss as of June 30, 2022 that is expected to be reclassified into the condensed interim consolidated statement of income (loss) within the next twelve months is $1,747.